Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 1,119,259	R$ 1,012,595	R$ 931,736
Deferred tax asset, changes	292,529	106,664	80,859
Deferred income tax assets, ending	1,411,788	1,119,259	1,012,595
Deferred income tax liabilities, beginning	(1,308,537)	(1,296,334)	(1,252,452)
Deferred tax liabilities, changes	(5,175)	(12,203)	(43,882)
Deferred income tax liabilities, ending	(1,313,712)	(1,308,537)	(1,296,334)
Opening balance	(189,278)	(283,739)	(320,716)
Deferred tax assets, net, changes	287,354	94,461	36,977
Closing balance	98,076	(189,278)	(283,739)
- corresponding entry to the income statement	315,218	78,751	97,269
- corresponding entry to valuation adjustments to equity (Note 22)	(27,864)	15,710	(60,292)
Total net change	287,354	94,461	36,977
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	560,404	503,374	436,445
Deferred tax asset, changes	105,727	57,030	66,929
Deferred income tax assets, ending	666,131	560,404	503,374
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	141,606	150,577	154,498
Deferred tax asset, changes	(6,375)	(8,971)	(3,921)
Deferred income tax assets, ending	135,231	141,606	150,577
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	46,088	47,589	50,142
Deferred tax asset, changes	(948)	(1,501)	(2,553)
Deferred income tax assets, ending	45,140	46,088	47,589
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	199,363	183,963	155,719
Deferred tax asset, changes	(16,844)	15,400	28,244
Deferred income tax assets, ending	182,519	199,363	183,963
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	171,798	127,092	134,932
Deferred tax asset, changes	210,969	44,706	(7,840)
Deferred income tax assets, ending	382,767	171,798	127,092
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(353,817)	(368,235)	(388,675)
Deferred tax liabilities, changes	24,757	14,418	20,440
Deferred income tax liabilities, ending	(329,060)	(353,817)	(368,235)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(457,669)	(404,931)	(390,211)
Deferred tax liabilities, changes	(7,841)	(52,738)	(14,720)
Deferred income tax liabilities, ending	(465,510)	(457,669)	(404,931)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(346,650)	(353,262)	(356,513)
Deferred tax liabilities, changes	(1,864)	6,612	3,251
Deferred income tax liabilities, ending	(348,514)	(346,650)	(353,262)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(93,561)	(109,271)	(48,979)
Deferred tax liabilities, changes	(27,864)	15,710	(60,292)
Deferred income tax liabilities, ending	(121,425)	(93,561)	(109,271)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(43,323)	(46,079)	(48,843)
Deferred tax liabilities, changes	2,744	2,756	2,764
Deferred income tax liabilities, ending	(40,579)	(43,323)	(46,079)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(13,517)	(14,556)	(19,231)
Deferred tax liabilities, changes	4,893	1,039	4,675
Deferred income tax liabilities, ending	R$ (8,624)	R$ (13,517)	R$ (14,556)